STOCK OPTIONS (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Reserved for issuance	207,786
Remain available for issuance	30,282
Shares vested	14,667
Stock options fair value	$ 232,000
Stock option expected term	7 years 7 months 24 days
Stock option expense	$ 232,000
Outstanding options exercisable/vested	$ 23.70	$ 25.50
Outstanding options price per share	$ 26.70
Unrecognized compensation expense	$ 121,899
Unrecognized compensation expense nonvested	$ 240,000
Unmeasured compensation shares	30,000
General and Administrative Expense [Member]
Stock option expense	$ 319,664	$ 1,540,884
Research and Development Expense [Member]
Stock option expense	$ 128,000	$ 106,688
Option $3.25 (1) [Member]
Stock options issued	20,003
Stock option price per share	$ 48.75
Shares cancelled	6,667
Stock options fair value	$ 632,794
Stock option discount rate	0.68%
Stock option expected term	5 years 3 months
Stock option expected volatility	128.90%
Stock option expected dividends	$ 0
Stock option expense	$ 632,794
Outstanding options weighted average life	9 years 9 months 16 days
Option $3.25 (2) [Member]
Stock options issued	34,903
Stock option price per share	$ 48.75
Stock options fair value	$ 872,528
Stock option discount rate	2.59%
Stock option expected term	9 years 5 months 28 days
Stock option expected volatility	123.60%
Stock option expected dividends	$ 0
Stock option expense	$ 872,528
Option $3.25 [Member]
Outstanding options exercisable/vested	$ 823,500
Outstanding options price per share	$ 3.25
Option $1.50 (1) [Member]
Stock options issued	12,667
Stock option price per share	$ 22.50
Shares vested	6,001
Stock options fair value	$ 270,274
Stock option discount rate	1.12%
Stock option expected term	10 years
Stock option expected volatility	121.50%
Stock option expected dividends	$ 0
Stock option expense	$ 127,000
Outstanding options weighted average life	9 years 9 months 16 days
Outstanding options weighted average life, Nonvested	9 years 9 months 16 days
Option $1.50 (2) [Member]
Stock options issued	36,667
Stock option price per share	$ 22.50
Stock options fair value	$ 142,250
Stock option discount rate	1.12%
Stock option expected term	10 years
Stock option expected volatility	121.50%
Stock option expected dividends	$ 0
Stock option expense	$ 142,250
Outstanding options exercisable/vested	$ 6,667
Outstanding options not yet vested	30,000
Option $1.50 (Aggregate) [Member]
Outstanding options exercisable/vested	$ 100,000
Outstanding options not yet vested	640,000
Option $1.10 [Member]
Stock options issued	40,000
Stock option price per share	$ 16.50
Stock options fair value	$ 368,002
Stock option discount rate	1.66%
Stock option expected term	5 years 3 months 29 days
Stock option expected volatility	116.00%
Stock option expected dividends	$ 0
Stock option expense	$ 24,131
Option Issuance 2 [Member]
Stock options issued	8,068
Stock option price per share	$ 22.50
Stock options fair value	$ 59,290
Stock option discount rate	173.00%
Stock option expected term	10 years
Stock option expected volatility	121.00%
Stock option expected dividends	$ 0
Stock option expense	$ 59,290
Option Issuance 3 [Member]
Stock options issued	1,602
Stock option price per share	$ 8.10
Stock options fair value	$ 14,480
Stock option discount rate	1.92%
Stock option expected term	9 years 10 months 24 days
Stock option expected volatility	123.00%
Stock option expected dividends	$ 0
Stock option expense	$ 5,243